Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per Unit
Partnership's Net income	$ 22,458	$ 24,030
Less:
Net Income attributable to preferred unitholders	6,491	5,781
General Partner's interest in Net Income	16	19
Net income attributable to common unitholders	$ 15,951	$ 18,230
Weighted average number of common units outstanding, basic	36,802,247	36,802,247
Weighted average number of common units outstanding, diluted	36,802,247	36,802,247
Earnings per common unit, basic	$ 0.43	$ 0.50
Earnings per common unit, diluted	$ 0.43	$ 0.50